                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21311

                             PIMCO High Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

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PIMCO High Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/04-6/30/05
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                                       Exchange
                                       Ticker
Security Issuer Name                   Symbol
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El Paso Production                       N/A
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Alderwoods Group                         N/A
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GULFTERRA ENERGY PARTNER *TEND*          N/A
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GULFTERRA ENERGY PARTNER *TEND*          N/A
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WILLIAMS CO  **TENDER**                  N/A
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Choctaw Resort                           N/A
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K & F Industries                         N/A
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Dimon, Inc.                              N/A
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TRAINS (IMC)                             N/A
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Dana Corp                                N/A
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Buckeye Technology Senior                N/A
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DIMON TOBACCO***TENDER***                N/A
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REDDY ICE GROUP***TENDER***              N/A
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YOUNG BROADCASTING SR**TENDER***         N/A
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CROWN CASTLE INTL                        N/A
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CROWN CASTLE INTL                        N/A
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              Security
              Holder
Cusip or Isin Meeting Date  Matter Voted On
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283703AB2     N/A           Consent to the proposed amendments
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014383AC7     N/A           Consent to the proposed amendments
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28368QAC3     N/A           Consent to the proposed amendments in the Indenture
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40274XAB8     N/A           Consent to the proposed amendments in the Indenture
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969457BQ2     N/A           Consent to the proposed amendments in the Indenture
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17037NAB6     N/A           Consent to the proposed amendments to Indenture
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482240AJ7     N/A           Consent to the proposed amendments to Indenture
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254394AE9     N/A           Consent to the proposed amendments
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87613YAH4     N/A           Consent to the proposed amendments in the Indenture
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235811AU0     N/A           Consent to the proposed amendments
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118255AE8     N/A           Consent to the proposed amendments in the Indenture
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254394AE9     N/A           Consent to the proposed amendments in the Indenture
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757346AC5     N/A           Consent to the proposed amendments in the Indenture
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987434AQ0     N/A           Consent to the proposed amendments in the Indenture
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228227AS3     N/A           Consent to the proposed amendments in the Indenture
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228227AS3     N/A           Consent to the proposed amendments in the Indenture
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                                         Vote Cast
Proposed by                Voting        "For" or
Issuer or                  Result: For,  "Against"
Security    Vote           Against,      Management
Holder      Cast(Y/N?)     Abstain       or "Abstain"
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              Abstain       Abstain
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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Issuer      Y              For           For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO High Income Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                         ---------------------------
                         Brian S. Shlissel, President & Chief Executive Officer

Date   August 19, 2005